BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 18,315	$ 34,704
Short-term investments	57,228	76,558
Total cash, cash equivalents, and short-term investments	75,543	111,262
Accounts receivable, net of allowance for doubtful accounts of $830 and $650	56,924	48,688
Inventories	1,246	2,500
Other current assets	26,021	21,807
Total current assets	159,734	184,257
Property and equipment, net of accumulated depreciation of $76,421 and $68,251	135,591	95,641
Operating lease right-of-use assets	18,961	14,346
Equity and other investments	14,600	9,879
Goodwill	119,220	67,886
Intangible assets, net	27,597	9,366
Other long-term assets	36,460	30,601
Total assets	512,163	411,976
Current liabilities:
Accounts payable	21,996	18,095
Short-term debt	6,693	0
Current portion of long-term debt	2,249	5,247
Accrued compensation	12,564	11,009
Short-term income taxes	5,017	4,152
Short-term unearned revenue	57,582	50,901
Other current liabilities	19,185	14,745
Total current liabilities	125,286	104,149
Long-term debt	42,688	41,990
Long-term income taxes	27,931	25,560
Long-term unearned revenue	2,602	2,912
Deferred income taxes	2,618	433
Operating lease liabilities	15,497	12,728
Other long-term liabilities	27,064	17,981
Total liabilities	243,686	205,753
Commitments and contingencies
Stockholders' equity:
Common stock and paid-in capital - shares authorized 24,000; outstanding 7,434 and 7,432	100,923	93,718
Retained earnings	173,144	118,848
Accumulated other comprehensive loss	(5,590)	(6,343)
Total stockholders' equity	268,477	206,223
Total liabilities and stockholders' equity	$ 512,163	$ 411,976